Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	102.00
Maximum Aggregate Offering Price	$ 408,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 62,464.8
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the C.H. Robinson Worldwide Inc. 2022 Equity Incentive Plan (as amended and restated, the “2022 Plan”) by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.

(2) Represents shares of Common Stock being registered for the first time pursuant to the 2022 Plan.

(3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $102.00, the average of the high and low price of the Registrant’s Common Stock as reported on the Nasdaq Stock Market on July 28, 2025, which is within five business days prior to filing of this Registration Statement.